Investment in Unconsolidated Affiliates - Summary of Information for the Company's Investment in and Advances (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 23, 2015	Dec. 31, 2017	Dec. 31, 2015
Summary of company's equity investment
Equity in income of unconsolidated affiliate		$ (367)	$ 3,460
Silver Legacy Joint Venture
Summary of company's equity investment
Beginning balance	$ 14,009		$ 14,009
Equity in income of unconsolidated affiliate	3,460
Valuation of unconsolidated affiliate	35,582	$ 35,600
Net acquisition of non-controlling interest	3,449
Ending balance	$ 56,500